Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS/A
Amendment Flag	false
Registrant Name	Managed Portfolio Series
Entity Central Index Key	0001511699
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Kensington Active Advantage Fund
Class Name	Class A
Trading Symbol	KADAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kensington Active Advantage Fund for the period of January 1, 2025, to June 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/active-advantage-fund-overview. You can also request this information by contacting us at 866-303-8623.
Additional Information Phone Number	866-303-8623
Additional Information Website	https://www.kensingtonassetmanagement.com/active-advantage-fund-overview
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$81	1.60%
[1]
Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.60%
Updated Performance Information Location [Text Block]	Visit https://www.kensingtonassetmanagement.com/active-advantage-fund-overview for more recent performance information.
Net Assets	$ 28,517,016
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	144.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$28,517,016
Number of Holdings	8
Portfolio Turnover	144%

Holdings [Text Block]

Security Type	(%)
Exchange Traded Funds	62.3%
Open-End Funds	37.4%
Cash & Other	0.3%

Top 10 Issuers	(%)
Manning & Napier High Yield Bond Series	37.4%
Invesco QQQ Trust Series 1	23.5%
Vanguard S&P 500 ETF	16.8%
iShares MSCI USA Min Vol Factor ETF	7.9%
BNY Mellon Global Infrastructure Income ETF	5.5%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.5%
PIMCO Multi Sector Bond Active ETF	2.8%
John Hancock High Yield ETF	2.3%

Updated Prospectus Web Address	https://www.kensingtonassetmanagement.com/active-advantage-fund-overview
Class C
Shareholder Report [Line Items]
Fund Name	Kensington Active Advantage Fund
Class Name	Class C
Trading Symbol	KADCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kensington Active Advantage Fund for the period of January 1, 2025, to June 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/active-advantage-fund-overview. You can also request this information by contacting us at 866-303-8623.
Additional Information Phone Number	866-303-8623
Additional Information Website	https://www.kensingtonassetmanagement.com/active-advantage-fund-overview
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$119	2.35%
[2]
Expenses Paid, Amount	$ 119
Expense Ratio, Percent	2.35%
Updated Performance Information Location [Text Block]	Visit https://www.kensingtonassetmanagement.com/active-advantage-fund-overview for more recent performance information.
Net Assets	$ 28,517,016
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	144.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$28,517,016
Number of Holdings	8
Portfolio Turnover	144%

Holdings [Text Block]

Security Type	(%)
Exchange Traded Funds	62.3%
Open-End Funds	37.4%
Cash & Other	0.3%

Top 10 Issuers	(%)
Manning & Napier High Yield Bond Series	37.4%
Invesco QQQ Trust Series 1	23.5%
Vanguard S&P 500 ETF	16.8%
iShares MSCI USA Min Vol Factor ETF	7.9%
BNY Mellon Global Infrastructure Income ETF	5.5%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.5%
PIMCO Multi Sector Bond Active ETF	2.8%
John Hancock High Yield ETF	2.3%

Updated Prospectus Web Address	https://www.kensingtonassetmanagement.com/active-advantage-fund-overview
Institutional Class
Shareholder Report [Line Items]
Fund Name	Kensington Active Advantage Fund
Class Name	Institutional Class
Trading Symbol	KADIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kensington Active Advantage Fund for the period of January 1, 2025, to June 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/active-advantage-fund-overview. You can also request this information by contacting us at 866-303-8623.
Additional Information Phone Number	866-303-8623
Additional Information Website	https://www.kensingtonassetmanagement.com/active-advantage-fund-overview
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$69	1.35%
[3]
Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.35%
Updated Performance Information Location [Text Block]	Visit https://www.kensingtonassetmanagement.com/active-advantage-fund-overview for more recent performance information.
Net Assets	$ 28,517,016
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	144.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$28,517,016
Number of Holdings	8
Portfolio Turnover	144%

Holdings [Text Block]

Security Type	(%)
Exchange Traded Funds	62.3%
Open-End Funds	37.4%
Cash & Other	0.3%

Top 10 Issuers	(%)
Manning & Napier High Yield Bond Series	37.4%
Invesco QQQ Trust Series 1	23.5%
Vanguard S&P 500 ETF	16.8%
iShares MSCI USA Min Vol Factor ETF	7.9%
BNY Mellon Global Infrastructure Income ETF	5.5%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.5%
PIMCO Multi Sector Bond Active ETF	2.8%
John Hancock High Yield ETF	2.3%

Updated Prospectus Web Address	https://www.kensingtonassetmanagement.com/active-advantage-fund-overview
Class A
Shareholder Report [Line Items]
Fund Name	Kensington Managed Income Fund
Class Name	Class A
Trading Symbol	KAMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kensington Managed Income Fund for the period of January 1, 2025, to June 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/managed-income-fund-overview. You can also request this information by contacting us at 866-303-8623.
Additional Information Phone Number	866-303-8623
Additional Information Website	https://www.kensingtonassetmanagement.com/managed-income-fund-overview
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$80	1.60%
[4]
Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.60%
Updated Performance Information Location [Text Block]	Visit https://www.kensingtonassetmanagement.com/managed-income-fund-overview for more recent performance information.
Net Assets	$ 776,180,139
Holdings Count | $ / shares	15
Investment Company Portfolio Turnover	123.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$776,180,139
Number of Holdings	15
Portfolio Turnover	123%

Holdings [Text Block]

Security Type	(%)
Exchange Traded Funds	50.3%
Open-End Funds	50.3%
Investments Purchased with Proceeds from Securities Lending	15.7%
Cash & Other	-16.3%

Top 10 Issuers	(%)
American High-Income Trust	19.7%
iShares Broad USD High Yield Corporate Bond ETF	18.3%
Mount Vernon Liquid Assets Portfolio, LLC	15.7%
SPDR Portfolio High Yield Bond ETF	10.2%
Xtrackers USD High Yield Corporate Bond ETF	9.0%
Manning & Napier High Yield Bond Series	8.6%
Fidelity Capital & Income Fund	6.8%
BlackRock High Yield Portfolio	6.6%
VanEck Fallen Angel High Yield Bond ETF	5.1%
PIMCO Multi Sector Bond Active ETF	5.1%

Updated Prospectus Web Address	https://www.kensingtonassetmanagement.com/managed-income-fund-overview
Class C
Shareholder Report [Line Items]
Fund Name	Kensington Managed Income Fund
Class Name	Class C
Trading Symbol	KAMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kensington Managed Income Fund for the period of January 1, 2025, to June 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/managed-income-fund-overview. You can also request this information by contacting us at 866-303-8623.
Additional Information Phone Number	866-303-8623
Additional Information Website	https://www.kensingtonassetmanagement.com/managed-income-fund-overview
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$117	2.35%
[5]
Expenses Paid, Amount	$ 117
Expense Ratio, Percent	2.35%
Updated Performance Information Location [Text Block]	Visit https://www.kensingtonassetmanagement.com/managed-income-fund-overview for more recent performance information.
Net Assets	$ 776,180,139
Holdings Count | $ / shares	15
Investment Company Portfolio Turnover	123.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$776,180,139
Number of Holdings	15
Portfolio Turnover	123%

Holdings [Text Block]

Security Type	(%)
Exchange Traded Funds	50.3%
Open-End Funds	50.3%
Investments Purchased with Proceeds from Securities Lending	15.7%
Cash & Other	-16.3%

Top 10 Issuers	(%)
American High-Income Trust	19.7%
iShares Broad USD High Yield Corporate Bond ETF	18.3%
Mount Vernon Liquid Assets Portfolio, LLC	15.7%
SPDR Portfolio High Yield Bond ETF	10.2%
Xtrackers USD High Yield Corporate Bond ETF	9.0%
Manning & Napier High Yield Bond Series	8.6%
Fidelity Capital & Income Fund	6.8%
BlackRock High Yield Portfolio	6.6%
VanEck Fallen Angel High Yield Bond ETF	5.1%
PIMCO Multi Sector Bond Active ETF	5.1%

Updated Prospectus Web Address	https://www.kensingtonassetmanagement.com/managed-income-fund-overview
Institutional Class
Shareholder Report [Line Items]
Fund Name	Kensington Managed Income Fund
Class Name	Institutional Class
Trading Symbol	KAMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kensington Managed Income Fund for the period of January 1, 2025, to June 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/managed-income-fund-overview. You can also request this information by contacting us at 866-303-8623.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-303-8623
Additional Information Website	https://www.kensingtonassetmanagement.com/managed-income-fund-overview
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$68	1.35%
[6]
Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.35%
Updated Performance Information Location [Text Block]	Visit https://www.kensingtonassetmanagement.com/managed-income-fund-overview for more recent performance information.
Net Assets	$ 776,180,139
Holdings Count | $ / shares	15
Investment Company Portfolio Turnover	123.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$776,180,139
Number of Holdings	15
Portfolio Turnover	123%

Holdings [Text Block]

Security Type	(%)
Exchange Traded Funds	50.3%
Open-End Funds	50.3%
Investments Purchased with Proceeds from Securities Lending	15.7%
Cash & Other	-16.3%

Top 10 Issuers	(%)
American High-Income Trust	19.7%
iShares Broad USD High Yield Corporate Bond ETF	18.3%
Mount Vernon Liquid Assets Portfolio, LLC	15.7%
SPDR Portfolio High Yield Bond ETF	10.2%
Xtrackers USD High Yield Corporate Bond ETF	9.0%
Manning & Napier High Yield Bond Series	8.6%
Fidelity Capital & Income Fund	6.8%
BlackRock High Yield Portfolio	6.6%
VanEck Fallen Angel High Yield Bond ETF	5.1%
PIMCO Multi Sector Bond Active ETF	5.1%

Updated Prospectus Web Address	https://www.kensingtonassetmanagement.com/managed-income-fund-overview
Class A
Shareholder Report [Line Items]
Fund Name	Kensington Dynamic Allocation Fund
Class Name	Class A
Trading Symbol	KAGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kensington Dynamic Allocation Fund for the period of January 1, 2025, to June 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/solutions/dynamic-allocation-fund/#overview. You can also request this information by contacting us at 866-303-8623.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-303-8623
Additional Information Website	https://www.kensingtonassetmanagement.com/solutions/dynamic-allocation-fund/#overview
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$91	1.63%
[7]
Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.63%
Material Change Date	Apr. 30, 2025
Updated Performance Information Location [Text Block]	Visit https://www.kensingtonassetmanagement.com/solutions/dynamic-allocation-fund/#overview for more recent performance information.
Net Assets	$ 936,742,912
Holdings Count | $ / shares	17
Investment Company Portfolio Turnover	330.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$936,742,912
Number of Holdings	17
Portfolio Turnover	330%

Holdings [Text Block]

Security Type	(%)
Exchange Traded Funds	77.0%
Investments Purchased with Proceeds from Securities Lending	7.4%
Futures Contracts	1.1%
Cash & Other	14.5%

Top 10 Issuers	(%)
Invesco QQQ Trust Series 1	20.5%
Vanguard S&P 500 ETF	14.7%
Vanguard Mega Cap Growth ETF	10.2%
iShares Russell 1000 Growth ETF	10.2%
Vanguard Growth ETF	10.2%
Mount Vernon Liquid Assets Portfolio, LLC	7.4%
VanEck IG Floating Rate ETF	2.6%
Goldman Sachs Ultra Short Bond ETF	2.5%
Janus Henderson Short Duration Income ETF	1.8%
iShares Floating Rate Bond ETF	1.6%

Material Fund Change [Text Block]	Fund Name Change: Effective April 30, 2025, the Fund’s name changed from Kensington Dynamic Growth Fund to Kensington Dynamic Allocation Fund.
Updated Prospectus Web Address	https://www.kensingtonassetmanagement.com/solutions/dynamic-allocation-fund/#overview
Class C
Shareholder Report [Line Items]
Fund Name	Kensington Dynamic Allocation Fund
Class Name	Class C
Trading Symbol	KAGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kensington Dynamic Allocation Fund for the period of January 1, 2025, to June 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/solutions/dynamic-allocation-fund/#overview. You can also request this information by contacting us at 866-303-8623.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-303-8623
Additional Information Website	https://www.kensingtonassetmanagement.com/solutions/dynamic-allocation-fund/#overview
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$132	2.38%
[8]
Expenses Paid, Amount	$ 132
Expense Ratio, Percent	2.38%
Material Change Date	Apr. 30, 2025
Updated Performance Information Location [Text Block]	Visit https://www.kensingtonassetmanagement.com/solutions/dynamic-allocation-fund/#overview for more recent performance information.
Net Assets	$ 936,742,912
Holdings Count | $ / shares	17
Investment Company Portfolio Turnover	330.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$936,742,912
Number of Holdings	17
Portfolio Turnover	330%

Holdings [Text Block]

Security Type	(%)
Exchange Traded Funds	77.0%
Investments Purchased with Proceeds from Securities Lending	7.4%
Futures Contracts	1.1%
Cash & Other	14.5%

Top 10 Issuers	(%)
Invesco QQQ Trust Series 1	20.5%
Vanguard S&P 500 ETF	14.7%
Vanguard Mega Cap Growth ETF	10.2%
iShares Russell 1000 Growth ETF	10.2%
Vanguard Growth ETF	10.2%
Mount Vernon Liquid Assets Portfolio, LLC	7.4%
VanEck IG Floating Rate ETF	2.6%
Goldman Sachs Ultra Short Bond ETF	2.5%
Janus Henderson Short Duration Income ETF	1.8%
iShares Floating Rate Bond ETF	1.6%

Material Fund Change [Text Block]	Fund Name Change: Effective April 30, 2025, the Fund’s name changed from Kensington Dynamic Growth Fund to Kensington Dynamic Allocation Fund.
Updated Prospectus Web Address	https://www.kensingtonassetmanagement.com/solutions/dynamic-allocation-fund/#overview
Institutional Class
Shareholder Report [Line Items]
Fund Name	Kensington Dynamic Allocation Fund
Class Name	Institutional Class
Trading Symbol	KAGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kensington Dynamic Allocation Fund for the period of January 1, 2025, to June 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/solutions/dynamic-allocation-fund/#overview. You can also request this information by contacting us at 866-303-8623.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-303-8623
Additional Information Website	https://www.kensingtonassetmanagement.com/solutions/dynamic-allocation-fund/#overview
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$77	1.38%
[9]
Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.38%
Material Change Date	Apr. 30, 2025
Updated Performance Information Location [Text Block]	Visit https://www.kensingtonassetmanagement.com/solutions/dynamic-allocation-fund/#overview for more recent performance information.
Net Assets	$ 936,742,912
Holdings Count | $ / shares	17
Investment Company Portfolio Turnover	330.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$936,742,912
Number of Holdings	17
Portfolio Turnover	330%

Holdings [Text Block]

Security Type	(%)
Exchange Traded Funds	77.0%
Investments Purchased with Proceeds from Securities Lending	7.4%
Futures Contracts	1.1%
Cash & Other	14.5%

Top 10 Issuers	(%)
Invesco QQQ Trust Series 1	20.5%
Vanguard S&P 500 ETF	14.7%
Vanguard Mega Cap Growth ETF	10.2%
iShares Russell 1000 Growth ETF	10.2%
Vanguard Growth ETF	10.2%
Mount Vernon Liquid Assets Portfolio, LLC	7.4%
VanEck IG Floating Rate ETF	2.6%
Goldman Sachs Ultra Short Bond ETF	2.5%
Janus Henderson Short Duration Income ETF	1.8%
iShares Floating Rate Bond ETF	1.6%

Material Fund Change [Text Block]	Fund Name Change: Effective April 30, 2025, the Fund’s name changed from Kensington Dynamic Growth Fund to Kensington Dynamic Allocation Fund.
Updated Prospectus Web Address	https://www.kensingtonassetmanagement.com/solutions/dynamic-allocation-fund/#overview
Institutional Class
Shareholder Report [Line Items]
Fund Name	Kensington Defender Fund
Class Name	Institutional Class
Trading Symbol	DFNDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kensington Defender Fund for the period of January 1, 2025, to June 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/defender-fund-overview. You can also request this information by contacting us at 866-303-8623.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-303-8623
Additional Information Website	https://www.kensingtonassetmanagement.com/defender-fund-overview
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$76	1.49%
[10]
Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.49%
Updated Performance Information Location [Text Block]	Visit https://www.kensingtonassetmanagement.com/defender-fund-overview for more recent performance information.
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
The Fund’s distribution policy allocates a set 4% per annum of the Fund’s net asset value to shareholders, payable on a monthly basis. As of the period ended June 30, 2025, approximately 22% of the Fund’s distributions were considered net investment income and the remaining approximate 78% of the distributions were considered return of capital.

Net Assets	$ 73,200,953
Holdings Count | $ / shares	19
Investment Company Portfolio Turnover	194.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$73,200,953
Number of Holdings	19
Portfolio Turnover	194%

Holdings [Text Block]

Security Type	(%)
Exchange Traded Funds	71.3%
Investments Purchased with Proceeds from Securities Lending	23.4%
Private Funds	8.2%
Purchased Options	0.6%
Written Options	-0.4%
Cash & Other	-3.1%

Top 10 Issuers	(%)
Vanguard S&P 500 ETF	25.4%
Mount Vernon Liquid Assets Portfolio, LLC	23.4%
iShares 7-10 Year Treasury Bond ETF	19.2%
Galaxy Plus Fund SPC - Cane Kensington Opportunity Offshore Feeder Fund (546) Segregated Portfolio	8.2%
Invesco QQQ Trust Series 1	5.5%
SPDR Portfolio Emerging Markets ETF	5.4%
Franklin FTSE Japan ETF	5.3%
Vanguard FTSE Europe ETF	5.3%
abrdn Physical Gold Shares ETF	5.2%
S&P 500 Index	0.2%

Updated Prospectus Web Address	https://www.kensingtonassetmanagement.com/defender-fund-overview
Kensington Hedged Premium Income ETF
Shareholder Report [Line Items]
Fund Name	Kensington Hedged Premium Income ETF
Class Name	Kensington Hedged Premium Income ETF
Trading Symbol	KHPI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kensington Hedged Premium Income ETF for the period of January 1, 2025, to June 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kensingtonassetmanagement.com/etfs-khpi. You can also request this information by contacting us at 866-303-8623.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-303-8623
Additional Information Website	https://www.kensingtonassetmanagement.com/etfs-khpi
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Kensington Hedged Premium Income ETF	$48	0.95%
[11]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://www.kensingtonassetmanagement.com/etfs-khpi for more recent performance information.
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
The Fund’s distribution policy allocates a set 9% per annum of the Fund’s net asset value to shareholders, payable on a monthly basis. As of the period ended June 30, 2025, approximately 7% of the Fund’s distributions were considered net investment income and the remaining approximate 93% of the distributions were considered return of capital.

Net Assets	$ 147,630,088
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$147,630,088
Number of Holdings	5
Portfolio Turnover	5%

Holdings [Text Block]

Security Type	(%)
Exchange Traded Funds	100.0%
Purchased Options	2.7%
Written Options	-4.5%
Cash & Other	1.8%

Top 10 Issuers	(%)
Vanguard S&P 500 ETF	100.0%
S&P 500 Index	-1.8%

Updated Prospectus Web Address	https://www.kensingtonassetmanagement.com/etfs-khpi

[1]
*	Annualized

[2]
*	Annualized

[3]
*	Annualized

[4]
*	Annualized

[5]
*	Annualized

[6]
*	Annualized

[7]
*	Annualized

[8]
*	Annualized

[9]
*	Annualized

[10]
*	Annualized

[11]
*	Annualized